Schedule of movement in allowance for expected credit losses (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Trade And Other Receivables
Beginning of financial year	$ 462,593	$ 588,373	$ 460,413
Allowance for expected credit losses	344,159	455,645	277,101
Less: Reversal of allowance for expected credit losses	(137,752)	(178,265)	(149,141)
End of financial year	$ 669,000	$ 865,753	$ 588,373